GEOGRAPHICAL SEGMENTS (Schedule of Long-Lived Assets by Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Long-lived assets	$ 721	$ 754
Israel [Member]
Segment Reporting Information [Line Items]
Long-lived assets	706	737
U.S.A. [Member]
Segment Reporting Information [Line Items]
Long-lived assets	$ 15	$ 17